Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 05, 2024	Apr. 30, 2023	Jun. 30, 2025	Dec. 31, 2024
Ordinary Shares [Line Items]
Net proceeds (in Dollars)		$ 15.1
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Vote per share	one
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Vote per share	15
IPO [Member]
Ordinary Shares [Line Items]
Shares issued		3,200,000
Over-Allotment [Member]
Ordinary Shares [Line Items]
Shares issued		204,685
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued	14,392,364	3,404,685
Price per share (in Dollars per share)		$ 5
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued	6,200,364
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued	8,192,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001